Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000226875 | Tencent Holdings8408367
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226875 | Gree Electric Appliances of Zhuhai8408317
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226875 | Samsung Electronics8408396
Holdings [Line Items]
Percent of Total Investments	3.20%
C000226875 | Yageo8408421
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226875 | China Overseas Land & Investment8408333
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226875 | Ping An Insurance Group of China8408351
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226875 | HDFC Bank8408374
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226875 | MTN Group8408449
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226875 | Hengli Petrochemical8408319
Holdings [Line Items]
Percent of Total Investments	2.60%
C000226875 | Trip.com Group8408442
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000226875 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226875 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226875 | Macao
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226875 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226875 | India
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226875 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226875 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000226875 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000226875 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226875 | China
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000226877 | Accor8408514
Holdings [Line Items]
Percent of Total Investments	5.00%
C000226877 | Kering8408520
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226877 | Tencent Holdings8408586
Holdings [Line Items]
Percent of Total Investments	4.70%
C000226877 | Ping An Insurance Group of China8408578
Holdings [Line Items]
Percent of Total Investments	3.90%
C000226877 | Prudential8408552
Holdings [Line Items]
Percent of Total Investments	3.60%
C000226877 | Nidec8408610
Holdings [Line Items]
Percent of Total Investments	3.60%
C000226877 | Sands China8408580
Holdings [Line Items]
Percent of Total Investments	3.40%
C000226877 | UBS Group8408487
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226877 | Boliden8408642
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226877 | Banco Santander8408505
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226877 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226877 | Macao
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226877 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226877 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226877 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000226877 | China
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000226877 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226877 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000226877 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226877 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000226877 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000226877 | France
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000243045 | CVS Health8408694
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243045 | Las Vegas Sands8408728
Holdings [Line Items]
Percent of Total Investments	4.80%
C000243045 | Gilead Sciences8408716
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243045 | Lear8408731
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243045 | Alcoa8408663
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243045 | UGI8408782
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243045 | Walt Disney8408785
Holdings [Line Items]
Percent of Total Investments	3.30%
C000243045 | PVH8408767
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243045 | Target8408777
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243045 | Jabil8408725
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243045 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000243045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000243045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%